Net Other NonOperating Income And Expenses	12 Months Ended
Dec. 31, 2017
Other Nonoperating Income Expense Abstract [Abstract]
Other Nonoperating Income And Expense Text Block

32. Net Other Non-operating Income and Expenses

Details of other non-operating income and expenses for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Other non-operating income
Gain on disposal in property and equipment	￦	514	￦	669	￦	10,867
Rent received		24,366		15,847		32,254
Gain on bargain purchase		—		628,614		122,986
Gain on sales of disposal group held for sale		—		—		22,371
Others		266,278		100,409		72,248

Sub-total		291,158		745,539		260,726

Other non-operating expenses
Loss on disposal in property and equipment		1,128		1,835		2,500
Donation		47,602		37,705		54,419
Restoration cost		514		2,255		3,465
Management cost for special bonds		3,099		2,024		3,279
Loss on sales of disposal group held for sale		—		—		45,764
Impairment loss on disposition of disposal group held for sale		—		—		7,198
Impairment loss for goodwill		—		—		1,202
Others		98,351		30,851		104,023

Sub-total		150,694		74,670		221,850

Net other non-operating income	￦	140,464	￦	670,869	￦	38,876